PGIM S&P 500 Buffer 20 ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 105.8%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $253,513)(wb)	253,513	$253,513
Options Purchased*~ 105.1%
(cost $34,881,895)		36,298,211

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.8% (cost $35,135,408)		36,551,724
Options Written*~ (5.8)%
(premiums received $1,647,182)		(1,994,685)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $33,488,226)		34,557,039
Liabilities in excess of other assets (0.0)%		(14,443)

Net Assets 100.0%		$34,542,596

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$6.86		482		48	$35,524,413
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$685.99		482		48	773,798
Total Options Purchased (cost $34,881,895)								$36,298,211
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$760.69		482		48	$(1,770,357)
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$548.79		482		48	(224,328)
Total Options Written (premiums received $1,647,182)								$(1,994,685)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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